Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Net Revenue	$ 2,440,000	$ 2,625,000	$ 4,866,000	$ 6,008,000	$ 29,198,000		$ 39,299,000		$ 47,512,000
Cost of Revenue	2,116,000	2,096,000	4,040,000	4,659,000	23,008,000		30,090,000		36,697,000
Gross Profit (Loss)	324,000	529,000	826,000	1,349,000	6,190,000		9,209,000		10,815,000
Operating Expenses
Selling general and administrative expenses	547,000	445,000	1,177,000	1,257,000	3,717,000		3,442,000		3,589,000
General and administrative expenses	2,053,000	2,515,000	4,212,000	4,670,000	8,616,000		9,465,000		7,157,000
Operating lease impairment expense	3,878,000		3,878,000
Total Operating Expenses	6,478,000	2,960,000	9,267,000	5,927,000	12,333,000		12,907,000		10,746,000
Loss from Operations	(6,154,000)	(2,431,000)	(8,441,000)	(4,578,000)	(6,143,000)		(3,698,000)		69,000
Other Expenses
Gain on disposal of fixed assets					44,000
Gain - related party									11,000
Gain from extinguishment of PPP loan forgiveness									448,000
Gain from settlement of accounts payable							48,000		339,000
Loss from extinguishment of debt							(183,000)
Gain from Employee Retention Credit Program refund				704,000			704,000
Interest expense	(17,000)	(29,000)	(45,000)	(69,000)	(299,000)		(479,000)		(580,000)
Total Other Expenses	(17,000)	(29,000)	(45,000)	635,000	(255,000)		90,000		218,000
Loss Before Income Tax Benefit (Provision)	(6,171,000)	(2,460,000)	(8,486,000)	(3,943,000)	(6,398,000)		(3,608,000)		287,000
Income Tax Benefit (Provision)	52,000			(1,502,000)			(1,030,000)		(57,000)
Net Loss	$ (6,119,000)	$ (2,460,000)	$ (8,486,000)	$ (5,445,000)	$ (6,398,000)		$ (4,638,000)		$ 230,000
Loss per Common Share
Basic	$ (0.95)	$ (0.64)	$ (1.32)	$ (1.56)	$ (1.32)		$ (1.65)		$ 0.14
Diluted	$ (0.95)	$ (0.64)	$ (1.32)	$ (1.56)	$ (1.32)		$ (1.65)		$ 0.14
Weighted Average Common and Common Equivalent Shares:
Basic	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540		2,811,872		1,614,506
Diluted	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540		2,811,872		1,623,397
Semi Cab Inc [Member]
Net Revenue						$ 6,036,000		$ 9,655,000
Cost of Revenue						5,853,000		10,108,000
Gross Profit (Loss)						183,000		(453,000)
Operating Expenses
Selling general and administrative expenses						1,333,000		1,511,000
Product development						852,000		640,000
Total Operating Expenses						2,185,000		2,151,000
Loss from Operations						(2,002,000)		(2,604,000)
Other Expenses
Interest expense						(145,000)		(63,000)
Total Other Expenses						(145,000)		(63,000)
Loss Before Income Tax Benefit (Provision)						(2,147,000)		(2,667,000)
Income Tax Benefit (Provision)
Net Loss						$ (2,147,000)		$ (2,667,000)